Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash that sum to the total of the amounts shown in the statements of cash flows (in thousands):

	December 31,
	2020	2019
Cash and cash equivalents	$294,972	$36,926
Restricted cash	33,311	743
Total cash, cash equivalents and restricted cash	$328,283	$37,669